Stockholders’ Deficit - Schedule of Compensation Expense Related Restricted Stock Awards (Parentheticals) (Details) - Restricted Stock [Member] - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares grant for common stock	1,671,682	1,671,682
Restricted stock awards	4,083,400	4,083,400
Director [Member] | October 1, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares grant for common stock	1,914,580	1,914,580	1,914,580	1,914,580
Director [Member] | February 23, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares grant for common stock	168,419	168,419	168,419	168,419
Employees [Member] | December 17, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares grant for common stock	500,000	500,000	500,000	500,000
Employees [Member] | June 19, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares grant for common stock	675,058	675,058	675,058	675,058